CBAX985259 | 90049-P1

LEGG MASON PARTNERS INVESTMENT TRUST

SUPPLEMENT DATED JULY 26, 2022

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

EACH DATED MARCH 1, 2022, OF

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND (THE “FUND”)

I.	Effective August 1, 2022, the following changes are made to the Fund’s Summary Prospectus and Prospectus:

a.	In the section titled “Management – Portfolio managers” in the Fund’s Summary Prospectus and Prospectus, the following portfolio manager is added:

Portfolio manager	Title	Portfolio manager of the fund since
Patrick McElroy, CFA	Director and Portfolio Manager of ClearBridge	August 2022

b.	The following sentence is added to the end of the section titled “Management – Portfolio managers” in the Fund’s Summary Prospectus and Prospectus:

It is anticipated that Mark McAllister, CFA will retire and step down as a member of the fund’s portfolio management team on or about December 31, 2022.

c.	In the section titled “More on fund management – Portfolio managers” in the Fund’s Prospectus, the following portfolio manager is added:

Portfolio manager	Title and recent biography	Portfolio manager of the fund since
Patrick McElroy, CFA	Mr. McElroy is a Director and a Portfolio Manager of ClearBridge. Mr. McElroy joined the subadviser in 2007 and was previously a Convertible Securities Research Analyst for Palisade Capital Management, a Convertible Securities and Equities Research Analyst at Jefferies & Co., a Research Associate for Fixed Income at Standard & Poor’s and prior to that, worked in Fixed Income Division Sales at Donaldson, Lufkin and Jenrette Securities. He has 29 years of investment industry experience.	August 2022

d.

The following sentence is added to the column titled “Title and Recent Biography” for Mark McAllister in the table in the section of the Fund’s Prospectus titled “More on fund management – Portfolio managers”:

It is anticipated that Mr. McAllister will retire and step down as a member of the fund’s portfolio management team on or about December 31, 2022.

II.	Effective August 1, 2022, the following changes are made to the Fund’s SAI:

a.

The following footnote is added to all references to Mark McAllister with respect to the Fund in the sections of the Fund’s SAI titled “Portfolio Managers – Other Accounts Managed by the Portfolio Managers” and “Portfolio Managers – Portfolio Managers Securities Ownership”:

*	It is anticipated that Mr. McAllister will retire and step down as a member of the Fund’s portfolio management team on or about December 31, 2022.

b.

In the section titled “Portfolio Managers – Other Accounts Managed by the Portfolio Managers” in the Fund’s SAI, the following portfolio manager is added to the table as the third entry under “Tactical Dividend Income Fund”:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance Based (billions) ($)
Patrick McElroy**	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None
	Other Accounts	274	0.15	None	None

**	The information is as of June 30, 2022 and does not reflect additional accounts (including the Fund) for which Mr. McElroy will join the portfolio management team on August 1, 2022.

c.

In the section titled “Portfolio Managers – Portfolio Managers Securities Ownership” in the Fund’s SAI, the following portfolio manager is added to the table as the third entry under “Tactical Dividend Income Fund”:

Portfolio Manager	Dollar Range of Ownership of Securities ($)
Patrick McElroy**	None

**	The information is as of June 30, 2022.

Please retain this supplement for future reference.

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